Offsets	Jul. 25, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Ryde Group Ltd
Form or Filing Type	F-1
File Number	333-282076
Initial Filing Date	Sep. 13, 2024
Fee Offset Claimed	$ 3,690.00
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Warrant Shares
Unsold Securities Associated with Fee Offset Claimed | shares	5,300,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 25,000,000
Termination / Withdrawal Statement	previously registered under Form F-1 (File No. 333-282076), for which a filing fee of $3,690.00 was previously paid.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Ryde Group Ltd
Form or Filing Type	F-1
File Number	333-282076
Filing Date	Sep. 13, 2024
Fee Paid with Fee Offset Source	$ 3,690.00